Related Party Balances and Transactions (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jul. 31, 2024 CNY (¥)
Related Party Balances and Transactions [Line Items]
Logistics service	¥ 841,512	$ 117,553
Paid amount	68,935	9,630
Deposits paid					¥ 8,660,949
Borrowed short-term loan	14,253,311				10,497,682	$ 1,991,075
Outstanding balance	935,906	130,739
Borrowed loan	3,000,000
Short-term loan interest rate			6.00%	6.00%
Amount repaid				$ 11,743,710	2,990,000
Borrowings	40,000					$ 5,588
Proceed of short term debt, from related party	20,753,845	2,899,149	¥ 17,743,710
Interest expense on loans	¥ 304,779	42,575	512,153
Other payable					613,820
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Balances and Transactions [Line Items]
Short-term loan interest rate	6.00%					6.00%
Interest borrowed short-term loan					47,193
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member] | Short Term Loan [Member]
Related Party Balances and Transactions [Line Items]
Principal amount					1,500,000
Amount repaid					1,500,000
Loans Payable - Related Parties [Member]
Related Party Balances and Transactions [Line Items]
Outstanding balance					733,700
Amount repaid					4,300
Interest expense on loans	¥ 346,407
Cargo Link Logistics HK Company Limited [Member]
Related Party Balances and Transactions [Line Items]
Proceed of short term debt, from related party		540
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Balances and Transactions [Line Items]
Interest borrowed short-term loan			15,165,895
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions [Line Items]
Logistics service	60,097	8,395			¥ 64,539
Paid amount			1,468,748
Ezhou Jayud Logistics Technology Co.,Ltd (“EZ WLKJ”) [Member]
Related Party Balances and Transactions [Line Items]
Logistics service	837,069.7	$ 116,932	¥ 1,729,262
Borrowed short-term loan	¥ 1,004,841					$ 140,368
Minimum [Member]
Related Party Balances and Transactions [Line Items]
Borrowed short-term loan							¥ 738,000